Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0.5	$ 0.3